Cover	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	SOLV Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-4537250
Entity Address, Address Line One	16680
Entity Address, Address Line Two	West Bernardo Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	858
Local Phone Number	251-4888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002065636
Amendment Flag	false
Entity Primary SIC Number	4931
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Adam Forman
Entity Address, Address Line One	16680
Entity Address, Address Line Two	West Bernardo Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	858
Local Phone Number	251-4888